UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

(Zip code)

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	CAMCO INVESTORS FUND
	Schedule of Investments
	March 31, 2007

Shares		Value

COMMON STOCKS

Auto Componenets - 3.55%
1,700	Borg Warner, Inc.	$ 128,214
12,500	Superior Industries International, Inc.	260,375
		388,589
Automobiles - 3.99%
17,800	Carmax Auto Funding, LLC*	436,812

Beverages - 1.97%
4,500	Coca Cola Co.	216,000

Capital Markets - 1.23%
2,955	Fidelity National Information Services, Inc.	134,334

Commerical Banks - 4.18%
5,000	First Horizon National Corp.	207,650
7,500	Commerce Bancorp, Inc.	250,350
		458,000

Communication Equipment - 1.60%
2,000	L-3 Communications Essco, Inc.	174,940

Construction & Engineering - 2.48%
3,800	KB Homes	162,146
3,400	Meritage Home Corp.*	109,208
		271,354

Construction Materials - 3.06%
7,500	Eagle Materials, Inc.	334,725

Diversified Financial Services - 2.49%
4,950	Allied Capital Corp.	142,610
11,000	Oriental Financial Group, Inc.	129,580
		272,190
Electrical Equipment - 1.23%
1,521	Dominion Resources, Inc.	135,019

Electrical Equipment & Instruments - 7.07%
20,000	Input/Output, Inc.*	275,600
17,275	Flextronics International Ltd*	188,989
9,800	Tyco Laboratories, Inc.	309,190
		773,779

Health Care Equipment & Supplies - 8.08%
7,200	Medtronic, Inc.	353,232
3,500	Stryker Corp.	232,120
3,500	Zimmer Holding, Inc.*	298,935
		884,287

Health Care Technology - 1.16%
14,025	Trinity Biotech, Plc.*	127,347

Household Durables - 2.43%
14,925	Select Comfort Corp.*	265,665

Insurance - 3.56%
14,500	Montpelier RE Holdings Ltd.	251,430
5,762	Fidelity National Finanical, Inc.	138,346
		389,776

Leisure Equipment & Products -1.75%
5,500	Avid Technology, Inc.*	191,840

Metals & Mining - 2.44%
8,000	Compass Minerals Group, Inc.	267,200

Oil, Gas Consumable Fuels - 10.06%
12,000	Chesapeake Energy Corp.	370,560
5,500	Helix Energy Solutions Group, Inc.*	205,095
4,500	Cimarex Energy Co.	166,590
4,325	Kinder Morgan Energy Partners, LP	227,840
10,000	Petrohawk Energy Corp.*	131,700
		1,101,785

Real Estate Investment Trusts (REITS) - 8.55%
10,000	Ashford Hospitality Trust, Inc.	119,400
4,000	Equity One, Inc.	106,000
4,875	Highwoods Properties, Inc.	192,514
4,000	Ramco Gershenson Properties Trust	142,839
2,600	Saul Centers, Inc.	147,940
8,750	Thornburg Mortgage Asset Corp.	227,500
		936,193

Semiconductors & Semiconductor Equipment - 1.42%
19,000	Silicon Image, Inc.*	155,040

Software - 1.77%
4,000	Automatic Data Processing, Inc.	193,600

Specialty Retail - 2.43%
8,450	Lowe's Companies, Inc.	266,091

Textiles, Apparel & Luxury Goods - 3.56%
10,000	Christopher and Banks Corp.	194,700
8,000	Chicos Fas, Inc.*	195,440
		390,140
Thrifts & Mortgage Finance - 2.35%
13,500	Jer Investors Trust	256,770

Trading Companies & Distributors - 1.49%
9,000	Building Materials Holding Corp.	162,990

Transportation Infrastructure - 4.50%
4,100	YRC Worldwide, Inc.*	164,902
6,300	Tsakos Energy Navigation Ltd	327,600
		492,502

TOTAL FOR COMMON STOCKS (Cost $8,254,928) - 88.38'%		9,676,968

CORPORATE BONDS - 1.83%
200,000	Citigroup, Inc. 5.95% 2/15/2017	200,750

TOTAL CORPORATE BONDS (Cost $200,000)		200,750

REPURCHASE AGREEMENT - 9.77%
1,069,506	US Bank Repurchase Agreement, 4.10%, dated 3/30/2007, due 4/2/2007
	repurchase price $1,069,506, collateralized by U.S. Treasury bonds	1,069,506
TOTAL REPURCHASE AGREEMENT (Cost $1,069,506)		1,069,506

TOTAL INVESTMENTS (Cost $9,524,434) - 99.99%		10,947,224

OTHER ASSETS LESS LIABILITIES - 0.01%		1,607

NET ASSETS - 100.00%		$ 10,948,831

*Non-Income Producing Securities during the period.
** Variable rate security; The coupon rate shown represents the rate at March 31, 2007.
NOTES TO FINANCIAL STATEMENTS
Camco Investors Fund
1. SECURITY TRANSACTIONS

At March 31, 2007 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,524,434 amounted to $1,422,791, which consisted of aggregate gross unrealized appreciation of $1,689,140 and aggregate gross unrealized depreciation of $266,349.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By /s/ Dennis Connor

      Dennis Connor

      President

Date May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Dennis Connor

      Dennis Connor

      President

Date May 30, 2007

By /s/Paul Berghaus

      Paul Berghaus

      Treasurer

Date May 30, 2007